CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Comprehensive loss	$ (71,669)	$ (97,744)	$ (76,173)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	5,675	10,212	4,202
Depreciation	2,136	1,914	1,710
Amortization and impairment of intangible assets	6,018	16,235	7,035
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase	33,151	5,366	6,032
Fair value (gains) on derivative financial instruments	(13,422)
Fair value (gains) losses on financial assets at fair value through profit or loss		5	94
Issuance costs in respect of ordinary shares and warrants	958
Exchange differences and revaluation of bank deposits	(40)	118	101
Total adjustments in respect of income and expenses not involving cash flow	34,476	33,850	19,174
Changes in assets and liability items:
Decrease (increase) in trade receivables	(2,845)	(3,021)	(27,439)
Decrease (increase) in prepaid expenses and other receivables	274	860	(3,277)
Decrease (increase) in inventories	3,801	(8,285)	(4,644)
Increase (decrease) in accounts payable	(7,434)	111	7,369
Increase (decrease) in accrued expenses and other liabilities	(2,947)	(3,186)	19,335
Increase in allowance for deductions from revenue	17,159	12,368	17,076
Total changes in assets and liability items	8,008	(1,153)	8,420
Net cash used in operating activities	(29,185)	(65,047)	(48,579)
INVESTING ACTIVITIES:
Purchase of fixed assets	(198)	(115)	(406)
Purchase of intangible assets			(53,368)
Change in investment in current bank deposits	8,500	(8,500)	10,200
Proceeds from sale of financial assets at fair value through profit or loss		475	7,925
Net cash (used in) provided by investing activities	8,302	(8,140)	(35,649)
FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of transaction costs			78,061
Proceeds from issuance of ordinary shares and warrants, net of expenses	23,806	78,536	23,867
Exercise of options into ordinary shares		4,006	52
Repayment of payable in respect of intangible asset purchase	(10,878)	(7,397)
Increase in restricted cash			(20,000)
Decrease in restricted cash			4,000
Payment of principal with respect to lease liabilities	(1,475)	(1,683)	(1,610)
Net cash provided by provided by financing activities	11,453	73,462	84,370
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,430)	275	142
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(76)	(96)	130
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	29,474	29,295	29,023
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	19,968	29,474	29,295
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	84	47	414
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	8,182	11,280	6,654
Acquisition of right-of-use assets by means of lease liabilities	5,590	$ 303	2,930
Decrease in lease liability (With corresponding decrease in right of use asset in an amount of $534) resulting from early termination of lease	$ 587
Purchase of intangible assets posted as payable			24,619
Purchase of an intangible asset in consideration for issuance of shares			$ 1,914